Commitments and Contingencies - Schedule of Future Annual Minimum Payments Under Operating Leases (Details) (USD $)	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 66,923
2015	68,807
2016	52,688
Total	$ 188,418